UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    JUNE 30, 2012

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       HENDERSHOT INVESTMENTS INC
     Address:    11321 TRENTON COURT
                 BRISTOW, VIRGINIA 20136


13F File Number: 028-14734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       CHARLES L HENDERSHOT
     Title:      TREASURER/CO-OWNER
     Phone:      703-361-6130

     Signature, Place, and Date of Signing:
     CHARLES L                          BRISTOW, VIRGINIA        8/7/2012
     HENDERSHOT
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name
                                        NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: 111,292
                                            (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names
                                        NONE

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
3M CO                         COM                         2,840        SH             SOLE                30,386               1,310
                                             88579Y-10-1                  31,696
ACCENTURE PLC IRELAND         COM                         1,639        SH             SOLE                26,263               1,020
                                             G1151C-10-1                  27,283
ABBOTT LABS                   COM                         5,246        SH             SOLE                79,251               2,125
                                             002824-10-0                  81,376
ALTRIA GROUP INC              COM                         2,592        SH             SOLE                74,343                 670
                                             02209S-10-3                  75,013
APPLE INC                     COM                         4,004        SH             SOLE                 6,461                 396
                                             037833-10-0                  6,857
AUTOMATIC DATA PROCESSING IN  COM                           674        SH             SOLE                11,684                 420
                                             053015-10-3                  12,104
BAXTER INTL INC               COM                         2,348        SH             SOLE                43,255                 925
                                             071813-10-9                  44,180
BECTON DICKINSON & CO         COM                         2,261        SH             SOLE                29,058               1,195
                                             075887-10-9                  30,253
BERKSHIRE HATHAWAY INC DEL    CL A                          250        SH  2          SOLE                     2                   -
                                             084670-10-8
BERKSHIRE HATHAWAY INC DEL    CL B NEW                    7,276        SH             SOLE                84,605               2,715
                                             084670-70-2                  87,320
BHP BILLITON PLC              SPONSORED ADR                 909        SH             SOLE                12,938                 975
                                             05545E-20-9                  13,913
BRISTOL MYERS SQUIBB CO       COM                         1,048        SH             SOLE                28,905                 250
                                             110122-10-8                  29,155
BROWN FORMAN INC              CL B                          436        SH             SOLE                 4,244                 255
                                             115637-20-9                  4,499
BARD C R INC                  COM                         1,554        SH             SOLE                13,950                 515
                                             067383-10-9                  14,465
C H ROBINSON WORLDWIDE INC    COM NEW                     1,072        SH             SOLE                17,740                 580
                                             12541W-20-9                  18,320
CANADIAN NATL RY CO           COM                           223        SH             SOLE                 2,645                   -
                                             136375-10-2                  2,645
CHEVRON CORP NEW              COM                         2,831        SH             SOLE                26,532                 300
                                             166764-10-0                  26,832
CISCO SYS INC                 COM                         1,812        SH             SOLE                99,198               6,350
                                             17275R-10-2                  105,548
CLOROX CO DEL                 COM                         2,256        SH             SOLE                29,950               1,185
                                             189054-10-9                  31,135
COACH INC                     COM                           551        SH             SOLE                 8,985                 445
                                             189754-10-4                  9,430
COCA COLA CO                  COM                         1,584        SH             SOLE                19,588                 670
                                             191216-10-0                  20,258
COMPUTER SCIENCES CORP        COM                           464        SH             SOLE                18,690                   -
                                             205363-10-4                  18,690
EATON VANCE CORP              COM NON VTG                   451        SH             SOLE                15,705                 670
                                             278265-10-3                  16,375
EMERSON ELEC CO               COM                         3,925        SH             SOLE                81,768               2,490
                                             291011-10-4                  84,258
EXPRESS SCRIPTS INC           COM                         2,647        SH             SOLE                44,353               3,065
                                             302182-10-0                  47,418
EXXON MOBIL CORP              COM                         3,122        SH             SOLE                35,414               1,065
                                             30231G-10-2                  36,479
FASTENAL CO                   COM                           540        SH             SOLE                13,165                 230
                                             311900-10-4                  13,395
FLUOR CORP NEW                COM                         1,172        SH             SOLE                23,202                 545
                                             343412-10-2                  23,747
GENERAL DYNAMICS CORP         COM                         1,095        SH             SOLE                15,995                 620
                                             369550-10-8                  16,615
GENUINE PARTS CO              COM                           569        SH             SOLE                 9,246                 190
                                             372460-10-5                  9,436
GILEAD SCIENCES INC           COM                           615        SH             SOLE                11,465                 545
                                             375558-10-3                  12,010
GOOGLE INC                    CL A                        2,278        SH             SOLE                 3,742                 185
                                             38259P-50-8                  3,927
HORMEL FOODS CORP             COM                           349        SH             SOLE                11,062                 425
                                             440452-10-0                  11,487
INTERNATIONAL BUSINESS MACHS  COM                           264        SH             SOLE                 1,332                  20
                                             459200-10-1                  1,352
INFOSYS LTD                   SPONSORED ADR                 679        SH             SOLE                14,835                 240
                                             456788-10-8                  15,075
JOHNSON & JOHNSON             COM                         4,461        SH             SOLE                63,828               2,200
                                             478160-10-4                  66,028
KIMBERLY CLARK CORP           COM                         1,306        SH             SOLE                15,005                 585
                                             494368-10-3                  15,590
MEDTRONIC INC                 COM                         1,108        SH             SOLE                26,661               1,960
                                             585055-10-6                  28,621
MERCK & CO INC NEW            COM                           390        SH             SOLE                 9,357                   -
                                             58933Y-10-5                  9,357
MICROSOFT CORP                COM                         3,930        SH             SOLE               123,642               4,845
                                             594918-10-4                  128,487
NEWMONT MINING CORP           COM                         2,242        SH             SOLE                45,744                 465
                                             651639-10-6                  46,209
PAYCHEX INC                   COM                         3,800        SH             SOLE               117,455               3,535
                                             704326-10-7                  120,990
PEPSICO INC                   COM                         4,460        SH             SOLE                61,376               1,740
                                             713448-10-8                  63,116
PHILIP MORRIS INTL INC        COM                         3,967        SH             SOLE                45,067                 400
                                             718172-10-9                  45,467
PROCTER & GAMBLE CO           COM                         3,652        SH             SOLE                57,508               2,115
                                             742718-10-9                  59,623
STRYKER CORP                  COM                         1,771        SH             SOLE                30,720               1,420
                                             863667-10-1                  32,140
SYSCO CORP                    COM                         1,901        SH             SOLE                61,966               1,805
                                             871829-10-7                  63,771
PRICE T ROWE GROUP INC        COM                           879        SH             SOLE                12,765               1,190
                                             74144T-10-8                  13,955
TJX COS INC NEW               COM                           749        SH             SOLE                16,755                 700
                                             872540-10-9                  17,455
UNITED PARCEL SERVICE INC     CL B                        4,648        SH             SOLE                56,775               2,245
                                             911312-10-6                  59,020
UNITED TECHNOLOGIES CORP      COM                         1,917        SH             SOLE                24,647                 730
                                             913017-10-9                  25,377
VSE CORP                      COM                           585        SH             SOLE                24,593                   -
                                             918284-10-0                  24,593
WAL MART STORES INC           COM                         3,901        SH             SOLE                53,892               2,055
                                             931142-10-3                  55,947
WALGREEN CO                   COM                         1,753        SH             SOLE                56,962               2,290
                                             931422-10-3                  59,252
WESTERN UN CO                 COM                         1,499        SH             SOLE                87,079               1,910
                                             959802-10-9                  88,989
WESTWOOD HLDGS GROUP INC      COM                           915        SH             SOLE                24,075                 475
                                             961765-10-4                  24,550
